Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of loans, by loan type
Total loans	$ 5,950,914	$ 5,679,245
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	3,101,748	3,107,584
Real estate - mortgage
Summary of loans, by loan type
Total loans	962,582	910,326
Commercial Real Estate: Other Construction and Land Development
Summary of loans, by loan type
Total loans	1,649,827	1,414,977
Consumer
Summary of loans, by loan type
Total loans	57,744	61,137
Foreign
Summary of loans, by loan type
Total loans	$ 179,013	$ 185,221